Accounting principles and methods - Additional Information (Detail) - EUR (€) € in Thousands	Aug. 07, 2019	Dec. 31, 2018
Biologics License Application [member] | Viaskin Peanut [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line Items]
Age of patients evaluated	4 years
Biologics License Application [member] | Viaskin Peanut [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line Items]
Age of patients evaluated	11 years
Real estate finance lease [member]
Disclosure of summary of significant accounting policies [line Items]
Commitments given under operating leases		€ 30,267
Industrial Equipment and Vehicles [member]
Disclosure of summary of significant accounting policies [line Items]
Commitments given under operating leases		€ 163